Financial Assets Measured at Amortized Cost - Schedule of Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Credit cards [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 7,756,836	R$ 6,794,451
Percentage of Gross Exposure	100.00%	100.00%
Credit Loss Allowance (in Brazil Real)	R$ (563,984)	R$ (372,500)
Percentage of Credit Loss Allowance	100.00%	100.00%
Coverage Ratio (%)	7.27%	5.48%
Credit cards [Member] | PD 5% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 4,112,781	R$ 4,021,475
Percentage of Gross Exposure	53.02%	59.19%
Credit Loss Allowance (in Brazil Real)	R$ (42,756)	R$ (39,358)
Percentage of Credit Loss Allowance	7.58%	10.57%
Coverage Ratio (%)	1.04%	0.98%
Credit cards [Member] | PD 5% Stage One [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 4,112,696	R$ 4,021,410
Percentage of Gross Exposure	53.02%	59.19%
Credit Loss Allowance (in Brazil Real)	R$ (42,755)	R$ (39,357)
Percentage of Credit Loss Allowance	7.58%	10.57%
Coverage Ratio (%)	1.04%	0.98%
Credit cards [Member] | PD 5% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 85	R$ 65
Percentage of Gross Exposure	0.00%	0.00%
Credit Loss Allowance (in Brazil Real)	R$ (1)	R$ (1)
Percentage of Credit Loss Allowance	0.00%	0.00%
Coverage Ratio (%)	1.18%	1.54%
Credit cards [Member] | 5% = PD = 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 2,219,603	R$ 1,744,158
Percentage of Gross Exposure	28.61%	25.67%
Credit Loss Allowance (in Brazil Real)	R$ (75,461)	R$ (58,473)
Percentage of Credit Loss Allowance	13.38%	15.70%
Coverage Ratio (%)	3.40%	3.35%
Credit cards [Member] | 5% = PD = 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 2,205,335	R$ 1,720,419
Percentage of Gross Exposure	28.43%	25.32%
Credit Loss Allowance (in Brazil Real)	R$ (74,788)	R$ (57,372)
Percentage of Credit Loss Allowance	13.26%	15.40%
Coverage Ratio (%)	3.39%	3.33%
Credit cards [Member] | 5% = PD = 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 14,268	R$ 23,739
Percentage of Gross Exposure	0.18%	0.35%
Credit Loss Allowance (in Brazil Real)	R$ (673)	R$ (1,101)
Percentage of Credit Loss Allowance	0.12%	0.30%
Coverage Ratio (%)	4.72%	4.64%
Credit cards [Member] | PD > 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,424,452	R$ 1,028,818
Percentage of Gross Exposure	18.36%	15.14%
Credit Loss Allowance (in Brazil Real)	R$ (445,767)	R$ (274,669)
Percentage of Credit Loss Allowance	79.04%	73.74%
Coverage Ratio (%)	31.29%	26.70%
Credit cards [Member] | PD > 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 536,025	R$ 435,109
Percentage of Gross Exposure	6.91%	6.40%
Credit Loss Allowance (in Brazil Real)	R$ (61,218)	R$ (49,780)
Percentage of Credit Loss Allowance	10.85%	13.36%
Coverage Ratio (%)	11.42%	11.44%
Credit cards [Member] | PD > 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 714,370	R$ 489,029
Percentage of Gross Exposure	9.21%	7.20%
Credit Loss Allowance (in Brazil Real)	R$ (243,942)	R$ (140,005)
Percentage of Credit Loss Allowance	43.25%	37.59%
Coverage Ratio (%)	34.15%	28.63%
Credit cards [Member] | PD > 20% Stage 3 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 174,057	R$ 104,680
Percentage of Gross Exposure	2.24%	1.54%
Credit Loss Allowance (in Brazil Real)	R$ (140,607)	R$ (84,884)
Percentage of Credit Loss Allowance	24.93%	22.79%
Coverage Ratio (%)	80.78%	81.09%
Loans to customers [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 18,844,502	R$ 16,234,340
Percentage of Gross Exposure	100.00%	100.00%
Credit Loss Allowance (in Brazil Real)	R$ (3,324,342)	R$ (2,782,279)
Percentage of Credit Loss Allowance	100.00%	100.00%
Coverage Ratio (%)	17.64%	17.14%
Loans to customers [Member] | PD 5% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 9,632,144	R$ 7,527,849
Percentage of Gross Exposure	51.11%	46.37%
Credit Loss Allowance (in Brazil Real)	R$ (27,480)	R$ (33,670)
Percentage of Credit Loss Allowance	0.83%	1.21%
Coverage Ratio (%)	0.29%	0.45%
Loans to customers [Member] | PD 5% Stage One [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 9,626,015	R$ 7,519,438
Percentage of Gross Exposure	51.08%	46.32%
Credit Loss Allowance (in Brazil Real)	R$ (27,350)	R$ (33,495)
Percentage of Credit Loss Allowance	0.82%	1.20%
Coverage Ratio (%)	0.28%	0.45%
Loans to customers [Member] | PD 5% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 6,129	R$ 8,411
Percentage of Gross Exposure	0.03%	0.05%
Credit Loss Allowance (in Brazil Real)	R$ (130)	R$ (175)
Percentage of Credit Loss Allowance	0.00%	0.01%
Coverage Ratio (%)	2.12%	2.08%
Loans to customers [Member] | 5% = PD = 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 3,720,278	R$ 4,008,363
Percentage of Gross Exposure	19.74%	24.69%
Credit Loss Allowance (in Brazil Real)	R$ (35,734)	R$ (29,736)
Percentage of Credit Loss Allowance	1.07%	1.07%
Coverage Ratio (%)	0.96%	0.74%
Loans to customers [Member] | 5% = PD = 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 3,620,426	R$ 3,928,205
Percentage of Gross Exposure	19.21%	24.20%
Credit Loss Allowance (in Brazil Real)	R$ (26,679)	R$ (23,108)
Percentage of Credit Loss Allowance	0.80%	0.83%
Coverage Ratio (%)	0.74%	0.59%
Loans to customers [Member] | 5% = PD = 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 99,852	R$ 80,158
Percentage of Gross Exposure	0.53%	0.49%
Credit Loss Allowance (in Brazil Real)	R$ (9,055)	R$ (6,628)
Percentage of Credit Loss Allowance	0.27%	0.24%
Coverage Ratio (%)	9.07%	8.27%
Loans to customers [Member] | PD > 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 5,492,080	R$ 4,698,128
Percentage of Gross Exposure	29.14%	28.94%
Credit Loss Allowance (in Brazil Real)	R$ (3,261,128)	R$ (2,718,873)
Percentage of Credit Loss Allowance	98.10%	97.72%
Coverage Ratio (%)	59.38%	57.87%
Loans to customers [Member] | PD > 20% Stage 1 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 890,333	R$ 770,746
Percentage of Gross Exposure	4.72%	4.75%
Credit Loss Allowance (in Brazil Real)	R$ (68,969)	R$ (72,720)
Percentage of Credit Loss Allowance	2.07%	2.61%
Coverage Ratio (%)	7.75%	9.44%
Loans to customers [Member] | PD > 20% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,220,943	R$ 1,166,625
Percentage of Gross Exposure	6.48%	7.19%
Credit Loss Allowance (in Brazil Real)	R$ (595,744)	R$ (541,042)
Percentage of Credit Loss Allowance	17.92%	19.45%
Coverage Ratio (%)	48.79%	46.38%
Loans to customers [Member] | PD > 20% Stage 3 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 3,380,804	R$ 2,760,757
Percentage of Gross Exposure	17.94%	17.00%
Credit Loss Allowance (in Brazil Real)	R$ (2,596,415)	R$ (2,105,111)
Percentage of Credit Loss Allowance	78.10%	75.66%
Coverage Ratio (%)	76.80%	76.25%
Prepayment of receivables [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,441,999	R$ 1,039,452
Percentage of Gross Exposure	100.00%	100.00%
Credit Loss Allowance (in Brazil Real)	R$ (525)	R$ (608)
Percentage of Credit Loss Allowance	100.00%	100.00%
Coverage Ratio (%)	0.04%	0.06%
Prepayment of receivables [Member] | PD 5% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,441,926	R$ 1,039,220
Percentage of Gross Exposure	99.99%	99.98%
Credit Loss Allowance (in Brazil Real)	R$ (489)	R$ (492)
Percentage of Credit Loss Allowance	93.14%	80.92%
Coverage Ratio (%)	0.03%	0.05%
Prepayment of receivables [Member] | PD 5% Stage One [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 1,441,701	R$ 1,029,909
Percentage of Gross Exposure	99.98%	99.08%
Credit Loss Allowance (in Brazil Real)	R$ (488)	R$ (471)
Percentage of Credit Loss Allowance	92.95%	77.47%
Coverage Ratio (%)	0.03%	0.05%
Prepayment of receivables [Member] | PD 5% Stage 2 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 225	R$ 9,311
Percentage of Gross Exposure	0.02%	0.90%
Credit Loss Allowance (in Brazil Real)	R$ (1)	R$ (21)
Percentage of Credit Loss Allowance	0.19%	3.45%
Coverage Ratio (%)	0.44%	0.23%
Prepayment of receivables [Member] | PD > 20% [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 73	R$ 232
Percentage of Gross Exposure	0.01%	0.02%
Credit Loss Allowance (in Brazil Real)	R$ (36)	R$ (116)
Percentage of Credit Loss Allowance	6.86%	19.08%
Coverage Ratio (%)	49.32%	50.00%
Prepayment of receivables [Member] | PD > 20% Stage 3 [Member]
Schedule of Expected Credit Losses [Line Items]
Gross Exposure (in Brazil Real)	R$ 73	R$ 232
Percentage of Gross Exposure	0.01%	0.02%
Credit Loss Allowance (in Brazil Real)	R$ (36)	R$ (116)
Percentage of Credit Loss Allowance	6.86%	19.08%
Coverage Ratio (%)	49.32%	50.00%